10-K Goodwill and Other Intangible Assets - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization of intangible assets	$ 653	$ 780	$ 1,300	$ 1,400	$ 2,800	$ 2,600	$ 3,300
Expected amortization, year one	2,157		2,157		2,500
Expected amortization, year two	2,042		2,042		2,300
Expected amortization, year three	1,739		1,739		2,100
Expected amortization, year four	1,717		1,717		1,800
Expected amortization, year five					1,800
Expected amortization, thereafter	$ 3,218		$ 3,218		$ 2,900